BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncements (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Operating lease right-of-use assets	$ 5,154,399	$ 5,632,771
Operating lease liabilities	5,558,838	5,740,605
Amount reclassified from the equipment related to capital leases to right of use assets	3,532,240	3,650,451
Finance lease liabilities	$ 3,336,807	$ 3,089,997
Accounting Standards Update 2016-02
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Operating lease right-of-use assets			$ 406,551
Operating lease liabilities			464,291
Amount reclassified from the equipment related to capital leases to right of use assets			2,349,591
Finance lease liabilities			$ 1,826,973